S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 21, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Dan Nash
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Each of Messrs. O’Neil, Adam Nash, Murphy, Fu, Shah and Zinny, directly or indirectly, will own membership interests of our sponsor, which includes an indirect interest in 150,000, 116,667, 50,000, 216,667, 116,667 and 150,000 founder shares, respectively.